Pay vs Performance Disclosure 2 - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]	PAY VERSUS PERFORMANCE

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance table (set forth below) is required to include “Compensation Actually Paid,” as calculated per SEC disclosure rules, to the Company’s principal executive officers (PEOs) and the Company’s non-PEO NEOs, as noted below. “Compensation Actually Paid” represents a new required calculation that differs significantly from the Summary Compensation Table calculation of compensation, the NEOs realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in “Compensation Discussion and Analysis”. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to PSUs that remain subject to forfeiture if vesting conditions are not satisfied.

Year	Summary Compensation Table Total for PEO1 ($)	Compensation Actually Paid to PEO1 ($)	Summary Compensation Table Total for PEO2 ($)	Compensation Actually Paid to PEO2 ($)	Average Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Value of Initial Fixed $100 Investment Based on Peer Group Shareholder Return ($)	Net Income (Loss) ($ in millions)	CSM (Adjusted EBITDAR) ($ in millions)
	(1)(2)	(1)(4)	(1)(2)	(1)(4)	(3)(5)	(3)(4)(5)	(6)	(7)		(8)
2023	3,427,627	2,203,326	3,473,062	2,248,761	725,200	532,459	62	75	(28.2)	114.0
2022	1,641,443	788,298	1,668,181	815,036	545,447	229,397	89	57	8.0	103.3
2021	1,369,043	2,951,941	1,401,028	2,983,926	489,252	1,040,478	154	77	20.6	97.9
2020	1,087,462	752,540	1,100,831	765,909	368,399	298,434	81	89	(48.0)	48.4

(1)PEO1 is Dr. Erwin Haitzmann. PEO2 is Mr. Peter Hoetzinger. Dr. Haitzmann and Mr. Hoetzinger were co-CEOs for all four years reported in this table.

(2)Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for each of Dr. Haitzmann and Mr. Hoetzinger and (ii) the average total compensation in the Summary Compensation Table for the applicable year for the Company’s NEOs other than Dr. Haitzmann and Mr. Hoetzinger reported for the applicable year.

(3)For all four years reported in this table Non-PEO NEOs were: Ms. Stapleton, Mr. Wright, Mr. Terler and Mr. Strohriegel.

(4)To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, values shown as “Compensation Actually Paid” reflect the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation realized or earned by the NEO. Accordingly, “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used for calculating the fair value for purposes of determining “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes. None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made.

Named Executive Officers, Footnote [Text Block]	PEO1 is Dr. Erwin Haitzmann. PEO2 is Mr. Peter Hoetzinger. Dr. Haitzmann and Mr. Hoetzinger were co-CEOs for all four years reported in this table.
Non-PEO NEO Average Total Compensation Amount	$ 725,200	$ 545,447	$ 489,252	$ 368,399
Non-PEO NEO Average Compensation Actually Paid Amount	532,459	229,397	1,040,478	298,434
Total Shareholder Return Amount	62	89	154	81
Peer Group Total Shareholder Return Amount	75	57	77	89
Net Income (Loss) Attributable to Parent	$ (28,200,000)	$ 8,000,000.0	$ 20,600,000	$ (48,000,000.0)
Company Selected Measure Amount	114,000,000.0	103,300,000	97,900,000	48,400,000
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO1 ($)	PEO2 ($)	Other NEOs (Average) ($)
	2023	2023	2023
Summary Compensation Table - Total Compensation	3,427,627	3,473,062	725,200
- Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year	(2,376,453)	(2,376,453)	(313,638)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	1,330,223	1,330,223	132,746
+/- Difference between Prior Fiscal Year-End and Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(393,547)	(393,547)	(131,578)
+ Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—
+/- Difference between Prior Fiscal Year-End and Vesting Date Fair Value of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	215,476	215,476	119,729
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
= Compensation Actually Paid	2,203,326	2,248,761	532,459

(5)Amounts previously included for Average Compensation for Non-PEO NEOs that relate to medical insurance benefits provided to all US employees have been removed from the calculation of total compensation for 2020, 2021 and 2022, and 401(k) contributions for our US Non-PEO NEOs have been included for those years.

(6)Pursuant to the rules of the SEC, Total Shareholder Return (TSR) is calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table. Historic stock price performance is not necessarily indicative of future stock price performance.

(7)Our peer group used for the TSR calculation is the Dow Jones US Gambling Index.

(8)Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for the 2023 fiscal year to our company’s performance, is Adjusted EBITDAR, a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDAR to the most directly comparable measure under GAAP, see Appendix A.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO1 ($)	PEO2 ($)	Other NEOs (Average) ($)
	2023	2023	2023
Summary Compensation Table - Total Compensation	3,427,627	3,473,062	725,200
- Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year	(2,376,453)	(2,376,453)	(313,638)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	1,330,223	1,330,223	132,746
+/- Difference between Prior Fiscal Year-End and Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(393,547)	(393,547)	(131,578)
+ Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—
+/- Difference between Prior Fiscal Year-End and Vesting Date Fair Value of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	215,476	215,476	119,729
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
= Compensation Actually Paid	2,203,326	2,248,761	532,459

(5)Amounts previously included for Average Compensation for Non-PEO NEOs that relate to medical insurance benefits provided to all US employees have been removed from the calculation of total compensation for 2020, 2021 and 2022, and 401(k) contributions for our US Non-PEO NEOs have been included for those years.

(6)Pursuant to the rules of the SEC, Total Shareholder Return (TSR) is calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table. Historic stock price performance is not necessarily indicative of future stock price performance.

(7)Our peer group used for the TSR calculation is the Dow Jones US Gambling Index.

(8)Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for the 2023 fiscal year to our company’s performance, is Adjusted EBITDAR, a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDAR to the most directly comparable measure under GAAP, see Appendix A.

Total Shareholder Return Vs Peer Group [Text Block]	The relationship between “Compensation Actually Paid” and the pay of our NEOs compared to TSR is further illustrated below:
Compensation Actually Paid vs. Net Income [Text Block]	The relationship between “Compensation Actually Paid” and the pay of our NEOs compared to the Company’s Net Income (Loss) and Adjusted EBITDAR is further illustrated below:
Measure [Axis]: 1
Pay vs Performance Disclosure [Line Items]
Measure Name	Adjusted EBITDAR
Measure [Axis]: 2
Pay vs Performance Disclosure [Line Items]
Measure Name	Net Operating Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Line Items]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Line Items]
Non-GAAP Measure Description [Text Block]	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for the 2023 fiscal year to our company’s performance, is Adjusted EBITDAR, a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDAR to the most directly comparable measure under GAAP, see Appendix A.
Peo One [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount	$ 3,427,627	$ 1,641,443	$ 1,369,043	$ 1,087,462
PEO Actually Paid Compensation Amount	$ 2,203,326	788,298	2,951,941	752,540
PEO Name	Dr. Erwin Haitzmann
Peo Two [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount	$ 3,473,062	1,668,181	1,401,028	1,100,831
PEO Actually Paid Compensation Amount	$ 2,248,761	$ 815,036	$ 2,983,926	$ 765,909
PEO Name	Mr. Peter Hoetzinger
Grant Date Fair Value Of Stock And Option Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (313,638)
Grant Date Fair Value Of Stock And Option Awards Granted In Fiscal Year [Member] | Peo One [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(2,376,453)
Grant Date Fair Value Of Stock And Option Awards Granted In Fiscal Year [Member] | Peo Two [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(2,376,453)
Fair Value At Fiscal Year End Of Outstanding And Unvested Equity Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	132,746
Fair Value At Fiscal Year End Of Outstanding And Unvested Equity Awards Granted In Fiscal Year [Member] | Peo One [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	1,330,223
Fair Value At Fiscal Year End Of Outstanding And Unvested Equity Awards Granted In Fiscal Year [Member] | Peo Two [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	1,330,223
Difference Between Prior Fiscal Year End And Fiscal Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(131,578)
Difference Between Prior Fiscal Year End And Fiscal Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member] | Peo One [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(393,547)
Difference Between Prior Fiscal Year End And Fiscal Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member] | Peo Two [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(393,547)
Difference Between Prior Fiscal Year End And Vesting Date Fair Value Of Equity Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	119,729
Difference Between Prior Fiscal Year End And Vesting Date Fair Value Of Equity Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Peo One [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	215,476
Difference Between Prior Fiscal Year End And Vesting Date Fair Value Of Equity Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Peo Two [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 215,476